Inventories (Tables)	6 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of inventories

	31 December 2023	30 June 2023	31 December 2022
	$ million	Re-presented $ million	Re-presented $ million
Raw materials and consumables	730	684	718
Work in progress	156	166	200
Maturing inventories	7,697	7,300	6,572
Finished goods and goods for resale	1,257	1,503	1,572
	9,840	9,653	9,062